INVESTMENTS IN EQUITY INVESTEES - Summarized income statement (Details) ₫ in Millions	12 Months Ended
	Dec. 31, 2024 VND (₫)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 VND (₫)		Dec. 31, 2022 VND (₫) [1]
Summarized statements of profit or loss
Finance income	₫ 354,530	$ 14,568,728	₫ 422,746	[1]	₫ 163,120
Profit/(loss) before tax	(77,384,644)	(3,179,973,043)	(60,173,423)	[1]	(51,896,362)
Income tax expense	(29,695)	(1,220,259)	76,925	[1]	1,062,335
Profit/(loss) for the year	(77,354,949)	(3,178,752,784)	(60,250,348)	[1]	(52,958,697)
The Group's share of profit/(loss) for the year	(89,585)	(3,681,323)	(82,222)	[1]	(70,885)
Attributable to the other partner in the joint venture	(77,265,364)	(3,175,071,461)	(60,168,126)	[1]	₫ (52,887,812)
V-G High Tech Energy Solutions Co., Ltd.
Summarized statements of profit or loss
Finance income	3,550	145,880	90,850
Operating expenses	(108,890)	(4,474,625)	(15,927)
Profit/(loss) before tax	(105,340)	(4,328,745)	74,923
Profit/(loss) for the year	(105,340)	(4,328,745)	74,923
The Group's share of profit/(loss) for the year	(48,836)	(2,006,821)	36,422
Attributable to the other partner in the joint venture	₫ (56,504)	$ (2,321,924)	₫ 38,501

[1]	As adjusted to reflect the historical financial statements of VinES JSC acquired in January 2024, deemed as reorganization under common control (Note 3).